SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
SCHEDULE OF ANTI DILUTIVE EARNING PER SHARE

For six months ended June 30, 2026 and 2025, the following potentially dilutive securities were excluded from the computation of diluted earnings per share because their effects would be anti-dilutive:

	June 30,	June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Warrants issued to L1 Capital (Note 6)	442,240	442,240
Share options granted to the executive management	440,000	-
Total	882,240	442,240